                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES I FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated March 1, 2002
                             as revised July 1, 2002


A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

      AIM OPPORTUNITIES I FUND
      --------------------------------------------------------------------------

      AIM Opportunities I Fund seeks long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      MARCH 1, 2002
      AS REVISED
      JULY 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     The fund has been closed to new investors since November 4, 1999.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

Fund Closure                                         5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

    Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

- a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

- changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

- new or changed management, or material changes in management policies or corporate structure;

- significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulation; or

- other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.


    The fund focuses its investments in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the Russell 2000--Registered Trademark-- Index. The Russell 2000 Index measures the performance of the smallest 2000 companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3000 largest U.S. companies based on the total market capitalization. The fund may also invest in securities of companies with market capitalizations above the range of market capitalizations of companies included in the Russell 2000 Index. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the time of purchase.

    The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

    The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

    If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

    If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................  84.18%
2000...................................................................  23.01%
2001...................................................................  -9.32%


    During the period shown in the bar chart, the highest quarterly return was 37.99% (quarter ended December 31, 1999) and the lowest quarterly return was -15.00% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Class A
  Return Before Taxes                    (14.32)%      26.51%        06/29/98
  Return After Taxes on Distributions    (14.32)       20.68         06/29/98
  Return After Taxes on Distributions
     and Sale of Fund Shares              (8.72)       19.88         06/29/98
Class B
  Return Before Taxes                    (14.53)       27.23         07/13/98
Class C
  Return Before Taxes                    (10.91)       27.19         12/30/98
--------------------------------------------------------------------------------
Russell 2000--Registered Trademark--
  Index(1)
(reflects no deduction for fees,
expenses, or taxes)                        2.49         3.27(2)      06/30/98(2)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.

(1) The Russell 2000--Registered Trademark-- Index is a widely recognized, unmanaged index of common stocks that measures the performance of the 2,000 smallest companies in the Russell 3000--Registered Trademark-- Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)               5.50%     None        None

Maximum Deferred
Sales Charge (Load)
(as a percentage of
original purchase
price or redemption proceeds, whichever is
less)                                             None(1)   5.00%       1.00%
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees(3)                                   0.72%      0.72%      0.72%

Distribution and/or Service (12b-1) Fees(4)          0.35       1.00       1.00

Other Expenses(5)                                    0.17       0.17       0.17

Dividend Expenses Attributable to Securities Sold
Short                                                0.01       0.01       0.01

Interest                                             0.01       0.01       0.01

Total Other Expenses                                 0.19       0.19       0.19

Total Annual Fund Operating Expenses                 1.26       1.91       1.91
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's base management fee is 1.00%. This fee is subject to a maximum 0.75% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.25% to 1.75% of average daily net assets based on its performance.
(4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Total Annual Fund Operating Expenses for Class A shares net of this agreement and restated to reflect the adoption of the revised Multiple Class Plan (see note 5 below) are 1.16%.
(5) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $671      $928     $1,204    $1,989

Class B                                      694       900      1,232     2,064

Class C                                      294       600      1,032     2,233
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $671      $928     $1,204    $1,989
Class B                                      194       600      1,032     2,064
Class C                                      194       600      1,032     2,233
--------------------------------------------------------------------------------

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.00% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the Russell 2000--Registered Trademark-- Index. Performance adjustments began on January 1, 2001.

    The maximum performance adjustment upward or downward is 0.75% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 1.75% or as little as 0.25% in management fees.

    During the fiscal year ended October 31, 2001 the advisor received compensation of 0.72% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

- Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

They are assisted by the Opportunities Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Opportunities I Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of common stocks of smaller companies that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on November 4, 1999, after assets reached $500 million. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

    During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

    The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.


                                                                                    CLASS A
                                                 ------------------------------------------------------------------------------
                                                                                                             JUNE 29, 1998
                                                                                                             (DATE OPERATIONS
                                                 YEAR ENDED     AUGUST 1, THROUGH    YEAR ENDED JULY 31,     COMMENCED) THROUGH
                                                 OCTOBER 31,    OCTOBER 31,          --------------------      JULY 31,
                                                   2001             2000             2000(a)     1999(a)        1998(a)
                                                 -----------    -----------------    --------    --------    ------------------
Net asset value, beginning of period              $  26.05          $  25.79         $  14.86    $   9.76         $  10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                        0.05              0.03            (0.14)      (0.09)            0.02
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                         (3.51)             0.23            11.97        5.20            (0.26)
===============================================================================================================================
    Total from investment operations                 (3.46)             0.26            11.83        5.11            (0.24)
===============================================================================================================================
Less distributions:
  Dividends from net investment income               (0.01)               --               --       (0.01)              --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains             (10.09)               --            (0.90)         --               --
===============================================================================================================================
    Total distributions                             (10.10)               --            (0.90)      (0.01)              --
===============================================================================================================================
Net asset value, end of period                    $  12.49          $  26.05         $  25.79    $  14.86         $   9.76
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                     (18.27)%            1.01%           81.64%      52.36%           (2.40)%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)          $267,260          $442,913         $449,044    $205,721         $107,540
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends on
  short sales expense):
  With fee waivers                                    1.15%(c)          1.50%(d)         1.73%       2.35%            1.59%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 1.25%(c)          1.60%(d)         1.81%       2.35%            1.59%(d)
===============================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends on
  short sales expense):
  With fee waivers                                    1.13%(c)          1.41%(d)         1.47%       1.74%            1.59%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                 1.23%(c)          1.51%(d)         1.55%       1.74%            1.59%(d)
===============================================================================================================================
Ratio of net investment income (loss) to
  average net assets                                  0.30%(c)          0.39%(d)        (0.63)%     (1.44)%           2.00%(d)
===============================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets           0.02%(c)          0.09%(d)         0.26%       0.61%              --
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                250%               52%             198%        220%              13%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $340,270,092.
(d) Annualized.

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                    CLASS B
                                               ----------------------------------------------------------------------------------
                                                                                                               JULY 31, 1998
                                                                                                               (DATE OPERATIONS
                                               YEAR ENDED       AUGUST 1, THROUGH      YEAR ENDED JULY 31,     COMMENCED) THROUGH
                                               OCTOBER 31,      OCTOBER 31,            --------------------      JULY 31,
                                                 2001               2000               2000(a)     1999(a)       1998(a)
                                               -----------      -----------------      --------    --------    ------------------
Net asset value, beginning of period            $  25.61            $  25.41           $  14.75    $   9.76         $ 10.07
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                     (0.07)              (0.02)             (0.30)      (0.17)           0.01
---------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both
    realized and unrealized)                       (3.42)               0.22              11.86        5.17           (0.32)
=================================================================================================================================
    Total from investment operations               (3.49)               0.20              11.56        5.00           (0.31)
=================================================================================================================================
Less distributions:
  Dividends from net investment income                --                  --                 --       (0.01)             --
---------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains           (10.09)                 --              (0.90)         --              --
=================================================================================================================================
Net asset value, end of period                  $  12.03            $  25.61           $  25.41    $  14.75         $  9.76
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Total return(b)                                   (18.93)%              0.79%             80.38%      51.30%          (3.08)%
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)        $208,563            $325,957           $326,571    $153,793         $84,285
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Ratio of expenses to average net assets
  (including interest expense and dividends
  on short sales expense)                           1.91%(c)            2.27%(d)           2.48%       3.03%           2.30%(d)
=================================================================================================================================
Ratio of expenses to average net assets
  (excluding interest expense and dividends
  on short sales expense)                           1.89%(c)            2.18%(d)           2.22%       2.42%           2.30%(d)
=================================================================================================================================
Ratio of net investment income (loss) to
  average net assets                               (0.46)%(c)          (0.37)%(d)         (1.38)%     (2.12)%          1.29%(d)
=================================================================================================================================
Ratio of interest expense and dividends on
  short sales expense to average net assets         0.02%(c)            0.09%(d)           0.26%       0.61%             --
_________________________________________________________________________________________________________________________________
=================================================================================================================================
Portfolio turnover rate                              250%                 52%               198%        220%             13%
_________________________________________________________________________________________________________________________________
=================================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $253,954,910.
(d) Annualized.

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                     CLASS C
                                                     ------------------------------------------------------------------------
                                                                                                           DECEMBER 30, 1998
                                                                                                           (DATE SALES
                                                     YEAR ENDED       AUGUST 1, THROUGH      YEAR ENDED    COMMENCED) THROUGH
                                                     OCTOBER 31,      OCTOBER 31,            JULY 31,        JULY 31,
                                                       2001               2000               2000(a)         1999(a)
                                                     -----------      -----------------      ----------    ------------------
Net asset value, beginning of period                   $ 25.63             $ 25.43            $ 14.78            $11.70
-----------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                           (0.07)              (0.02)             (0.32)            (0.11)
-----------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (3.42)               0.22              11.87              3.19
=============================================================================================================================
    Total from investment operations                     (3.49)               0.20              11.55              3.08
=============================================================================================================================
Less distributions from net realized gains              (10.09)                 --              (0.90)               --
=============================================================================================================================
Net asset value, end of period                         $ 12.05             $ 25.63            $ 25.43            $14.78
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Total return(b)                                         (18.91)%              0.79%             80.15%            29.31%
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)               $26,637             $46,111            $44,557            $5,977
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales
  expense)                                                1.91%(c)            2.27%(d)           2.48%             3.03%(d)
=============================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales
  expense)                                                1.89%(c)            2.18%(d)           2.22%             2.42%(d)
=============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                             (0.46)%(c)          (0.37)%(d)         (1.38)%           (2.12)%(d)
=============================================================================================================================
Ratio of interest expense and dividends on short
  sales expense to average net assets                     0.02%(c)            0.09%(d)           0.26%             0.61%(d)
_____________________________________________________________________________________________________________________________
=============================================================================================================================
Portfolio turnover rate                                    250%                 52%               198%              220%
_____________________________________________________________________________________________________________________________
=============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $33,517,145.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A                     CLASS B                     CLASS C                     CLASS R
--------------------------------------------------------------------------------------------------------------
- Initial sales charge      - No initial sales charge   - No initial sales charge   - No initial sales charge
- Reduced or waived         - Contingent deferred       - Contingent deferred       - Generally, no contingent
  initial sales charge for    sales charge on             sales charge on             deferred sales charge(1)
  certain purchases(1,2)      redemptions within six      redemptions within one
                              years                       year(2)
- Generally, lower          - 12b-1 fee of 1.00%        - 12b-1 fee of 1.00%        - 12b-1 fee of 0.50%
  distribution and service
  (12b-1) fee than Class
  B, Class C or Class R
  shares (See "Fee Table
  and Expense Example")
                            - Converts to Class A       - Does not convert to       - Does not convert to
                              shares at the end of the    Class A shares              Class A shares
                              month which is eight
                              years after the date on
                              which shares were
                              purchased along with a
                              pro rata portion of its
                              reinvested dividends and
                              distributions(3)
- Generally more            - Purchase orders limited   - Generally more            - Generally, only
  appropriate for             to amounts less than        appropriate for short-      available to section 401
  long-term investors         $250,000                    term investors              and 457 plans, section
                                                                                      403 plans sponsored by a
                                                                                      section 501(c)(3)
                                                                                      organization and IRA
                                                                                      rollovers from such
                                                                                      plans if an AIM Fund was
                                                                                      offered

Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

                                       A-1                             MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)         OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  25,000      5.50%          5.82%
$ 25,000 but less than $  50,000      5.25           5.54
$ 50,000 but less than $ 100,000      4.75           4.99
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

            CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  50,000      4.75%          4.99%
$ 50,000 but less than $ 100,000      4.00           4.17
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $ 100,000      1.00%          1.01%
$100,000 but less than $ 250,000      0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                  1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

MCF--7/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities III Fund, AIM Opportunities II Fund and AIM Opportunities I Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing       $  0 ($25 per AIM Fund investment for             $25
plans, 401(k) plans, Simplified Employee Pension salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                          50                                                25
IRA, Education IRA or Roth IRA                     250                                                50
All other accounts                                 500                                                50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities III Fund, AIM Opportunities II Fund and AIM Opportunities I Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

                                      A-3                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

MCF--7/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

                                      A-5                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a

MCF--7/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                      A-7                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares;

(3) Class R shares for other Class R shares; or

(4) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

MCF--7/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be added to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under

                                      A-9                             MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--7/02                             A-10

                            ------------------------
                            AIM OPPORTUNITIES I FUND
                            ------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


--------------------------------------------------------

BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

--------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------
 AIM Opportunities I Fund
 SEC 1940 Act file number: 811-08697
-------------------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   OPP1-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                     CLASS A, CLASS B AND CLASS C SHARES OF

                            AIM OPPORTUNITIES II FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated March 1, 2002
                             as revised July 1, 2002


A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

      AIM OPPORTUNITIES II FUND
      --------------------------------------------------------------------------

      AIM Opportunities II Fund seeks long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      MARCH 1, 2002
      AS REVISED
      JULY 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     The fund has been closed to new investors since March 21, 2000.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

Fund Closure                                         5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investors, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

    Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

- a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

- changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

- new or changed management, or material changes in management policies or corporate structure;

- significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

- other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

    The fund focuses its investments in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the S&P MidCap 400 Index. The S&P MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market. The fund may also invest in securities of companies with market capitalizations below and above the range of market capitalization of companies included in the S&P MidCap 400 Index. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the same time of purchase.

    The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

    The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of smaller companies, whose prices may go up and down more than equity securities of larger, more established companies. Also, since equity securities of smaller companies may not be traded as often as equity securities of larger, more established companies, it may be difficult or impossible for the fund to sell securities at a desirable price.

    If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that is exercised, the fund will have to sell the security at a price lower than its market value.

    If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

    If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS(1)
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
1999...................................................................  125.55%
2000...................................................................   10.10%
2001...................................................................  -22.27%


    During the period shown in the bar chart, the highest quarterly return was 31.44% (quarter ended December 31, 1999) and the lowest quarterly return was -19.07% (quarter ended March 31, 2001).

PERFORMANCE TABLE(1)

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Class A
  Return Before Taxes                    (26.56)%      22.17%        12/30/98
  Return After Taxes on Distributions    (26.56)       20.62         12/30/98
  Return After Taxes on Distributions
     and Sale of Fund Shares             (16.17)       17.58         12/30/98
Class B
  Return Before Taxes                    (26.75)       (3.08)        11/12/99
Class C
  Return Before Taxes                    (23.66)       (1.69)        11/12/99
--------------------------------------------------------------------------------
Standard & Poor's MidCap 400 Index(2)
(reflects no deduction for fees,
expenses, or taxes)                       (0.62)       10.24(3)      12/31/98(3)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) A significant portion of the fund's returns during certain periods was attributable to its investments in IPOs. These investments had a magnified impact when the fund's asset base was relatively small. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return. For additional information regarding the impact of IPO investments on the fund's performance, please see the "Financial Highlights" section of this prospectus.
(2) The Standard & Poor's MidCap 400 Index is an unmanaged index of common stocks that measures the performance of the mid-size company segment of the U.S. market.
(3) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)              5.50%      None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)      None(1)     5.00%       1.00%
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees(3)                                  0.71%      0.71%      0.71%

Distribution and/or Service (12b-1) Fees(4)         0.35       1.00       1.00

Other Expenses(5)                                   0.29       0.29       0.29

Dividend Expenses Attributable to Securities Sold
Short                                               0.03       0.03       0.03

Interest                                            0.06       0.06       0.06

Total Other Expenses                                0.38       0.38       0.38

Total Annual Fund Operating Expenses                1.44       2.09       2.09
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.
(4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Total Annual Fund Operating Expenses for Class A shares net of this agreement and restated to reflect the adoption of the revised Multiple Class Plan (see note 5 below) are 1.34%.
(5) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $689     $980     $1,294     $2,179
Class B                                      712      955      1,324      2,255
Class C                                      312      655      1,124      2,421
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $689     $980     $1,294     $2,179
Class B                                      212      655      1,124      2,255
Class C                                      212      655      1,124      2,421
--------------------------------------------------------------------------------

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the S&P MidCap 400 Index. Performance adjustments began on January 1, 2001.

    The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 2.50% or as little as 0.50% in management fees.

    During the fiscal year ended October 31, 2001 the advisor received compensation of 0.71% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

- Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1998 and has been associated with the advisor and/or its affiliates since 1996.

They are assisted by the Opportunities Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Opportunities II Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited availability of medium-capitalized common stocks available for hedging purposes and that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on March 21, 2000, after assets reached $750 million. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

    During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

    The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.

    A significant portion of the fund's returns was attributable to its investments in IPOs during the fiscal year ended 2000, which had a magnified impact on the fund due to its relatively small asset base during this period. As the fund's assets grow, the impact of IPO investments will decline, which may reduce the fund's total return.


                                                                                      CLASS A
                                                     --------------------------------------------------------------------------
                                                                                                              DECEMBER 30, 1998
                                                                                                              (DATE OPERATIONS
                                                     YEAR ENDED       THREE MONTHS ENDED      YEAR ENDED      COMMENCED)
                                                     OCTOBER 31,       OCTOBER 31,            JULY 31,        THROUGH JULY 31,
                                                      2001(a)             2000                 2000(a)           1999
                                                     -----------      ------------------      ----------      -----------------
Net asset value, beginning of period                  $  23.17             $  23.62            $  15.78            $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                            0.04                (0.01)              (0.18)            (0.04)
-------------------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized
    and unrealized)                                      (7.10)               (0.44)               9.92              5.82
===============================================================================================================================
    Total from investment operations                     (7.06)               (0.45)               9.74              5.78
===============================================================================================================================
Less distributions:
  Dividends from net investment income                      --                   --               (0.02)               --
-------------------------------------------------------------------------------------------------------------------------------
  Distributions from net realized gains                     --                   --               (1.88)               --
===============================================================================================================================
    Total distributions                                     --                   --               (1.90)               --
===============================================================================================================================
Net asset value, end of period                        $  16.11             $  23.17            $  23.62            $15.78
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Total return(b)                                         (30.47)%              (1.91)%             65.58%            57.80%
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)              $155,356             $309,391            $336,203            $4,790
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Ratio of expenses to average net assets (including
  interest expense and dividends on short sales
  expense):
  With fee waivers                                        1.33%(c)             2.06%(d)            2.33%             2.28%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.43%(c)             2.16%(d)            2.40%             7.55%(d)
===============================================================================================================================
Ratio of expenses to average net assets (excluding
  interest expense and dividends on short sales
  expense):
  With fee waivers                                        1.24%(c)             1.93%(d)            2.08%             2.19%(d)
-------------------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                     1.34%(c)             2.03%(d)            2.15%             7.46%(d)
===============================================================================================================================
Ratio of net investment income (loss) to average
  net assets                                              0.20%(c)            (0.08)%(d)          (0.80)%           (0.79)%(d)
===============================================================================================================================
Ratio of interest expense and dividends on short
  sales expense to average net assets                     0.09%(c)             0.13%(d)            0.25%             0.09%(d)
_______________________________________________________________________________________________________________________________
===============================================================================================================================
Portfolio turnover rate                                    289%                  49%                196%              135%
_______________________________________________________________________________________________________________________________
===============================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $227,302,059.
(d) Annualized.

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                     CLASS B
                                                              -----------------------------------------------------
                                                                                                  NOVEMBER 12, 1999
                                                                                                  (DATE SALES
                                                              YEAR ENDED     AUGUST 1, THROUGH     COMMENCED)
                                                              OCTOBER 31,    OCTOBER 31,          THROUGH JULY 31,
                                                               2001(a)           2000               2000(a)
                                                              -----------    -----------------    -----------------
Net asset value, beginning of period                           $  23.02          $  23.51             $  17.83
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)            (0.05)               (0.28)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.02)            (0.44)                5.97
===================================================================================================================
    Total from investment operations                              (7.13)            (0.49)                5.69
===================================================================================================================
Less dividends from net investment income                            --                --                (0.01)
===================================================================================================================
Net asset value, end of period                                 $  15.89          $  23.02             $  23.51
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (30.97)%           (2.08)%              31.95%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                       $124,588          $225,060             $255,439
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.10%(c)          2.81%(d)             3.08%(d)
===================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.00%(c)          2.68%(d)             2.83%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.57)%(c)        (0.83)%(d)           (1.55)%(d)
===================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)          0.13%(d)             0.25%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             289%               49%                 196%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $170,365,771.
(d) Annualized.

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                     CLASS C
                                                              -----------------------------------------------------
                                                                                                  NOVEMBER 12, 1999
                                                                                                  (DATE SALES
                                                              YEAR ENDED     AUGUST 1, THROUGH     COMMENCED)
                                                              OCTOBER 31,    OCTOBER 31,          THROUGH JULY 31,
                                                               2001(a)           2000               2000(a)
                                                              -----------    -----------------    -----------------
Net asset value, beginning of period                            $ 23.02           $ 23.51             $  17.83
-------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.11)            (0.05)               (0.28)
-------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (7.02)            (0.44)                5.97
===================================================================================================================
    Total from investment operations                              (7.13)            (0.49)                5.69
===================================================================================================================
Less dividends from net investment income                            --                --                (0.01)
===================================================================================================================
Net asset value, end of period                                  $ 15.89           $ 23.02             $  23.51
___________________________________________________________________________________________________________________
===================================================================================================================
Total return(b)                                                  (30.97)%           (2.08)%              31.95%
___________________________________________________________________________________________________________________
===================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $51,412           $96,817             $100,452
___________________________________________________________________________________________________________________
===================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense)                    2.10%(c)          2.81%(d)             3.08%(d)
===================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense)                    2.00%(c)          2.68%(d)             2.83%(d)
===================================================================================================================
Ratio of net investment income (loss) to average net assets       (0.57)%(c)        (0.83)%(d)           (1.55)%(d)
===================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.09%(c)          0.13%(d)             0.25%(d)
___________________________________________________________________________________________________________________
===================================================================================================================
Portfolio turnover rate                                             289%               49%                 196%
___________________________________________________________________________________________________________________
===================================================================================================================

(a) Calculated using average shares outstanding.

(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.

(c) Ratios are based on average daily net assets of $72,568,039.

(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A                     CLASS B                     CLASS C                     CLASS R
--------------------------------------------------------------------------------------------------------------
- Initial sales charge      - No initial sales charge   - No initial sales charge   - No initial sales charge
- Reduced or waived         - Contingent deferred       - Contingent deferred       - Generally, no contingent
  initial sales charge for    sales charge on             sales charge on             deferred sales charge(1)
  certain purchases(1,2)      redemptions within six      redemptions within one
                              years                       year(2)
- Generally, lower          - 12b-1 fee of 1.00%        - 12b-1 fee of 1.00%        - 12b-1 fee of 0.50%
  distribution and service
  (12b-1) fee than Class
  B, Class C or Class R
  shares (See "Fee Table
  and Expense Example")
                            - Converts to Class A       - Does not convert to       - Does not convert to
                              shares at the end of the    Class A shares              Class A shares
                              month which is eight
                              years after the date on
                              which shares were
                              purchased along with a
                              pro rata portion of its
                              reinvested dividends and
                              distributions(3)
- Generally more            - Purchase orders limited   - Generally more            - Generally, only
  appropriate for             to amounts less than        appropriate for short-      available to section 401
  long-term investors         $250,000                    term investors              and 457 plans, section
                                                                                      403 plans sponsored by a
                                                                                      section 501(c)(3)
                                                                                      organization and IRA
                                                                                      rollovers from such
                                                                                      plans if an AIM Fund was
                                                                                      offered

Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

                                       A-1                             MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)         OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  25,000      5.50%          5.82%
$ 25,000 but less than $  50,000      5.25           5.54
$ 50,000 but less than $ 100,000      4.75           4.99
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

            CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  50,000      4.75%          4.99%
$ 50,000 but less than $ 100,000      4.00           4.17
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $ 100,000      1.00%          1.01%
$100,000 but less than $ 250,000      0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                  1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

MCF--7/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities III Fund, AIM Opportunities II Fund and AIM Opportunities I Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing       $  0 ($25 per AIM Fund investment for             $25
plans, 401(k) plans, Simplified Employee Pension salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                          50                                                25
IRA, Education IRA or Roth IRA                     250                                                50
All other accounts                                 500                                                50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities III Fund, AIM Opportunities II Fund and AIM Opportunities I Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

                                      A-3                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

MCF--7/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

                                      A-5                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a

MCF--7/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                      A-7                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares;

(3) Class R shares for other Class R shares; or

(4) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

MCF--7/02                             A-8

                                 -------------
                                 THE AIM FUNDS
                                 -------------

- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be added to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under

                                      A-9                             MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--7/02                             A-10

                           -------------------------
                           AIM OPPORTUNITIES II FUND
                           -------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us

------------------------------------------------------

BY MAIL:                     A I M Fund Services, Inc.
                             P.O. Box 4739
                             Houston, TX 77210-4739

BY TELEPHONE:                (800) 347-4246

ON THE INTERNET:             Your can send us a
                             request by e-mail or
                             download prospectuses,
                             annual or semiannual
                             reports via our website:
                             HTTP://WWW.AIMFUNDS.COM

------------------------------------------------------

You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

---------------------------
 AIM Opportunities II Fund
 SEC 1940 Act file number: 811-08697
---------------------------

[AIM LOGO APPEARS HERE]   www.aimfunds.com   OPP2-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--

                     CLASS A, CLASS B AND CLASS C SHARES OF

                           AIM OPPORTUNITIES III FUND

                          Supplement dated July 1, 2002
                      to the Prospectus dated March 1, 2002
                             as revised July 1, 2002


A new class of shares, Class R shares, recently was added to certain of the AIM Funds that are Category I and II Funds. In conjunction with the addition of the Class R shares, the Boards of Directors/Trustees of the AIM Funds have approved certain changes with respect to the Class A shares of all Category I and II Funds.

The following changes, which become effective November 1, 2002, relate solely to purchases of $1,000,000 or more ("Large Purchase(s)") of Class A shares of Category I and II Funds by qualified retirement plans ("Plans"). No changes will be made with respect to Class A shares of Category I and II Funds purchased by persons or entities other than Plans or with respect to Class A shares of Category III Funds.

Large Purchases of Class A shares currently are subject to a contingent deferred sales charge of 1.00% of net assets for eighteen months, commencing on the date of purchase.

Effective November 1, 2002, provided that the applicable dealer of record is able to establish that a Plan's Large Purchase of Class A shares is a new investment, A I M Distributors, Inc. ("AIM Distributors") will pay a dealer concession or advance a service fee (collectively, "dealer concessions") to the dealer of record in connection with such Large Purchase and such Class A shares will be subject to a contingent deferred sales charge of 1.00% of net assets for twelve months, commencing on the date the Plan first deposits money in the AIM Fund account. A "new investment" means a purchase payment consisting of funds that represent a new investment in the AIM Funds, rather than funds that represent the proceeds of one or more exchanges of shares that involved shares of an AIM Fund or funds that represent the proceeds of one or more retirement plan loan repayments that involved shares of an AIM Fund. If the applicable dealer of record is unable to establish that a Plan's Large Purchase of Class A shares is a new investment, AIM Distributors will not pay a dealer concession in connection with such Large Purchase and such Class A shares will not be subject to a contingent deferred sales charge.

      AIM OPPORTUNITIES III FUND
      --------------------------------------------------------------------------

      AIM Opportunities III Fund seeks long-term growth of capital.

                                                     AIM--Registered Trademark--

      PROSPECTUS
      MARCH 1, 2002
      AS REVISED
      JULY 1, 2002

                                     This prospectus contains important
                                     information about the Class A, B and C
                                     shares of the fund. Please read it before investing and keep it for future reference.

                                     As with all other mutual fund securities, the Securities and Exchange Commission has not approved or disapproved these securities or determined whether the information in this prospectus is adequate or accurate. Anyone who tells you otherwise is committing a crime.

                                     The fund has been closed to new investors since September 29, 2000.

                                     An investment in the fund:
                                        - is not FDIC insured;
                                        - may lose value; and
                                        - is not guaranteed by a bank.

      [AIM LOGO APPEARS HERE]                       INVEST WITH DISCIPLINE
      --Registered Trademark--                    --Registered Trademark--

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE AND STRATEGIES                  1
------------------------------------------------------

PRINCIPAL RISKS OF INVESTING IN THE FUND             1
------------------------------------------------------

PERFORMANCE INFORMATION                              3
------------------------------------------------------

Annual Total Returns                                 3

Performance Table                                    3

FEE TABLE AND EXPENSE EXAMPLE                        4
------------------------------------------------------

Fee Table                                            4

Expense Example                                      4

FUND MANAGEMENT                                      5
------------------------------------------------------

The Advisor                                          5

Advisor Compensation                                 5

Portfolio Managers                                   5

OTHER INFORMATION                                    5
------------------------------------------------------

Sales Charges                                        5

Dividends and Distributions                          5

Fund Closure                                         5

FINANCIAL HIGHLIGHTS                                 6
------------------------------------------------------

SHAREHOLDER INFORMATION                            A-1
------------------------------------------------------

Choosing a Share Class                             A-1

Purchasing Shares                                  A-3

Redeeming Shares                                   A-5

Exchanging Shares                                  A-7

Pricing of Shares                                  A-9

Taxes                                              A-9

OBTAINING ADDITIONAL INFORMATION            Back Cover
------------------------------------------------------

The AIM Family of Funds, AIM and Design, AIM, AIM Funds, AIM Funds and Design, AIM Investor, AIM LINK, AIM Institutional Funds, aimfunds.com, La Familia AIM de Fondos, La Familia AIM de Fondos and Design, Invierta con DISCIPLINA and Invest with DISCIPLINE are registered service marks and AIM Bank Connection, AIM Internet Connect, AIM Private Asset Management, AIM Private Asset Management and Design, AIM Stylized and/or Design, AIM Alternative Assets and Design, myaim.com, The AIM College Savings Plan, AIM Solo 401(k) and AIM Lifetime America are service marks of A I M Management Group Inc.

No dealer, salesperson or any other person has been authorized to give any information or to make any representations other than those contained in this prospectus, and you should not rely on such other information or representations.

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

INVESTMENT OBJECTIVE AND STRATEGIES
--------------------------------------------------------------------------------

The fund's investment objective is long-term growth of capital. The fund's investment objective may be changed by the fund's Board of Trustees without shareholder approval.

    Included within the fund's investments will be securities of companies involving a special opportunity, i.e., an unusual development in a company or group of companies. A special opportunity may involve:

- a technological advance or discovery, the offering of a new or unique product or service, or changes in consumer demand or consumption forecasts;

- changes in the competitive outlook or growth potential of an industry or a company within an industry, including changes in scope or nature of foreign competition or development of an emerging industry;

- new or changed management, or material changes in management policies or corporate structure;

- significant economic or political occurrences, including changes in foreign or domestic import and tax laws or other regulations; or

- other events, including a major change in demographic patterns, favorable litigation settlements, or natural disasters.

    The fund focuses its investments in equity securities, or securities convertible into equity securities, of companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in the S&P 500 Index. The S&P 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance. The fund may also invest in securities of companies with market capitalizations below the range of market capitalization, of companies included in the S&P 500 Index. The fund may also invest up to 25% of its total assets in foreign securities. For cash management purposes, the fund may also hold a portion of its assets in cash or cash equivalents, including shares of affiliated money market funds. Any percentage limitations with respect to assets of the fund are applied at the same time of purchase.

    The fund may sell put and covered call options, and purchase put and call options, on securities, securities indices and foreign currencies. An option is a contract that gives the holder the right to buy (call) or sell (put) a certain number of shares of a specific security at a specified price (exercise price) for a limited amount of time. One method of covering a call option is for the fund to own the shares it would have to deliver if the holder of the call option exercised the option. The fund may invest in options for hedging purposes, i.e., to protect the value of its portfolio. The fund may sell securities short, which means selling a security it does not yet own in anticipation of purchasing the same security at a later date at a lower price. The fund may also borrow money to purchase securities, a practice known as "leveraging."

    The portfolio managers purchase securities of companies involving a special opportunity that they believe have the potential for above-average growth in revenues and earnings and have favorable prospects for future growth. The portfolio managers consider whether to sell a particular security when any of these factors materially changes.

    The fund is non-diversified, which means it can invest a greater percentage of its assets in any one issuer than a diversified fund can. With respect to 50% of its assets, a non-diversified fund is permitted to invest more than 5% of its assets in the securities of any one issuer.

    In anticipation of or in response to adverse market or other conditions, or atypical circumstances such as unusually large cash inflows or redemptions, the fund may temporarily hold all or a portion of its assets in cash, cash equivalents or high-quality debt instruments. As a result, the fund may not achieve its investment objective.

    The fund may engage in active or frequent trading of portfolio securities to achieve its investment objective. If the fund does trade in this way, it may incur increased transaction costs, which can lower the actual return on your investment. Active trading may also increase short-term gains and losses, which may affect the taxes you have to pay.

PRINCIPAL RISKS OF INVESTING IN THE FUND
--------------------------------------------------------------------------------

There is a risk that you could lose all or a portion of your investment in the fund. The value of your investment in the fund will go up and down with the prices of the securities in which the fund invests. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

    If the fund purchases a put or call option that expires without value, the fund will have incurred an expense in the amount of the cost of the option. If the fund sells a put option that is exercised, the fund will have to purchase the security at a price greater than its market value. If the fund sells a call option that

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

is exercised, the fund will have to sell the security at a price lower than its market value.

    If the fund borrows money to buy securities (leverages) and the prices of those securities decrease, or if the cost of borrowing exceeds any increases in the prices of those securities, the net asset value of the fund's shares will decrease faster than if the fund had not used leverage. To repay borrowings, the fund may have to sell securities at a time and at a price that is unfavorable to the fund. Interest on borrowings is an expense the fund would not otherwise incur.

    If the fund sells a security short, and the security increases in value, the fund will have to pay the higher price to purchase the security. Since there is no limit on how much the price of the security can increase, the fund's exposure is unlimited. The more the fund pays to purchase the security, the more it will lose on the transaction, and the more the price of your shares will be affected. The fund will also incur transaction costs to engage in this practice.

    The values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund.

    Foreign securities have additional risks, including exchange rate changes, political and economic upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

    Because it is non-diversified, the fund may invest in fewer issuers than if it were a diversified fund. Thus, the value of the fund's shares may vary more widely, and the fund may be subject to greater market and credit risk, than if the fund invested more broadly.

    The fund may participate in the initial public offering (IPO) market in some market cycles. Because of the fund's small asset base, any investment the fund may make in IPOs may significantly increase the fund's total return. As the fund's assets grow, the impact of IPO investments will decline, which may decrease the fund's total return.

    An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The bar chart and table shown below provide an indication of the risks of investing in the fund. The fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

The following bar chart shows changes in the performance of the fund's Class A shares from year to year. The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

                                                                         ANNUAL
YEAR ENDED                                                                TOTAL
DECEMBER 31                                                              RETURNS
-----------                                                              -------
2000...................................................................  30.86%
2001................................................................... -26.61%


    During the period shown in the bar chart, the highest quarterly return was 28.00% (quarter ended March 31, 2000) and the lowest quarterly return was -7.12% (quarter ended September 30, 2001).

PERFORMANCE TABLE

The following performance table compares the fund's performance to that of a broad-based securities market index. The fund's performance reflects payment of sales loads.

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
(for the periods ended                               SINCE         INCEPTION
December 31, 2001)                       1 YEAR    INCEPTION          DATE
--------------------------------------------------------------------------------
Class A
  Return Before Taxes                    (30.65)%      (4.72)%       12/30/99
  Return After Taxes on Distributions    (30.65)       (5.16)        12/30/99
  Return After Taxes on Distributions
     and Sale of Fund Shares             (18.67)       (3.86)        12/30/99
Class B
  Return Before Taxes                    (30.83)      (17.60)        03/31/00
Class C
  Return Before Taxes                    (27.94)      (15.77)        03/31/00
--------------------------------------------------------------------------------
Standard & Poor's 500 Index(1)
(reflects no deduction for fees,
  expenses, or taxes)                    (11.88)      (10.50)(2)     12/31/99(2)
--------------------------------------------------------------------------------

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class B and C will vary.
(1) The Standard & Poor's 500 Index is an unmanaged index of common stocks frequently used as a general measure of U.S. stock market performance.
(2) The average annual total return given is since the date closest to the inception date of the class with the longest performance history.

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

FEE TABLE AND EXPENSE EXAMPLE
--------------------------------------------------------------------------------

FEE TABLE

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER FEES
-------------------------------------------------------------------------------
(fees paid directly from
your investment)                                CLASS A    CLASS B    CLASS C
-------------------------------------------------------------------------------

Maximum Sales Charge (Load)
Imposed on Purchases
(as a percentage of offering price)              5.50%      None        None

Maximum Deferred Sales Charge (Load)
(as a percentage of
original purchase price
or redemption proceeds, whichever is less)      None(1)     5.00%       1.00%
-------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES(2)
--------------------------------------------------------------------------------
(expenses that are deducted
from fund assets)                                  CLASS A    CLASS B    CLASS C
--------------------------------------------------------------------------------
Management Fees(3)                                  1.58%      1.58%      1.58%

Distribution and/or Service (12b-1) Fees(4)         0.35       1.00       1.00

Other Expenses(5)                                   0.30       0.30       0.30

  Dividend Expenses Attributable to Securities
  Sold Short                                        0.03       0.03       0.03

  Interest                                          0.01       0.01       0.01

Total Other Expenses                                0.34       0.34       0.34

Total Annual Fund Operating Expenses                2.27       2.92       2.92
--------------------------------------------------------------------------------

(1) If you buy $1,000,000 or more of Class A shares and redeem these shares within 18 months from the date of purchase, you may pay a 1% contingent deferred sales charge (CDSC) at the time of redemption.
(2) There is no guarantee that actual expenses will be the same as those shown in the table.
(3) The fund's base management fee is 1.50%. This fee is subject to a maximum 1.00% performance adjustment upward or downward. As a result, the fund could pay a management fee that ranges from 0.50% to 2.50% of average daily net assets based on its performance.
(4) The distributor has agreed to limit Class A shares' Rule 12b-1 distribution plan payments to 0.25%. Total Annual Fund Operating Expenses for Class A shares net of this agreement and restated to reflect the adoption of the revised Multiple Class Plan (see note 5 below) are 2.17%.
(5) Other Expenses have been restated to reflect expense arrangements in effect as of March 4, 2002.

You may also be charged a transaction or other fee by the financial institution managing your account.

    As a result of 12b-1 fees, long-term shareholders in the fund may pay more than the maximum permitted initial sales charge.

EXPENSE EXAMPLE

This example is intended to help you compare the costs of investing in different classes of the fund with the cost of investing in other mutual funds.

    The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. To the extent fees are waived and/or expenses are reimbursed, your expenses will be lower. Although your actual returns and costs may be higher or lower, based on these assumptions your costs would be:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $767    $1,220    $1,698     $3,012
Class B                                      795     1,204     1,738      3,089
Class C                                      395       904     1,538      3,242
--------------------------------------------------------------------------------

You would pay the following expenses if you did not redeem your shares:

                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Class A                                     $767    $1,220    $1,698     $3,012
Class B                                      295       904     1,538      3,089
Class C                                      295       904     1,538      3,242
--------------------------------------------------------------------------------

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

FUND MANAGEMENT
--------------------------------------------------------------------------------

THE ADVISOR

A I M Advisors, Inc. (the advisor) serves as the fund's investment advisor and is responsible for its day-to-day management. The advisor is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. The advisor supervises all aspects of the fund's operations and provides investment advisory services to the fund, including obtaining and evaluating economic, statistical and financial information to formulate and implement investment programs for the fund.

    The advisor has acted as an investment advisor since its organization in 1976. Today, the advisor, together with its subsidiaries, advises or manages over 150 investment portfolios, including the fund, encompassing a broad range of investment objectives.

ADVISOR COMPENSATION

The advisor receives a management fee from the fund that is comprised of two components. The first component is an annual base fee equal to 1.50% of the fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how the fund has performed relative to the S&P 500 Index. Performance adjustments began on January 1, 2001.

    The maximum performance adjustment upward or downward is 1.00% annually. Depending on the performance of the fund, during any fiscal year the advisor may receive as much as 2.50% or as little as 0.50% in management fees.

    During the fiscal year ended October 31, 2001 the advisor received compensation of 1.58% of average daily net assets.

PORTFOLIO MANAGERS

The advisor uses a team approach to investment management. The individual members of the team (co-managers) who are primarily responsible for the management of the fund's portfolio are

- Steven A. Brase, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1998, he was Associate Portfolio Manager and Partner for Bricoleur Capital Management, Inc.

- Brant H. DeMuth, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

- Robert C. Leslie, Portfolio Manager, who has been responsible for the fund since 2000 and has been associated with the advisor and/or its affiliates since 1998. From 1995 to 1996, he ran his own investment firm, Gamma Investment Management, until it merged with Darien Capital Management where he served as Portfolio Manager and Partner until 1998.

- Charles D. Scavone, Senior Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1996.

They are assisted by the Opportunities Team. More information on the fund's management team may be found on our website (http://www.aimfunds.com).

OTHER INFORMATION
--------------------------------------------------------------------------------

SALES CHARGES

Purchases of Class A shares of AIM Opportunities III Fund are subject to the maximum 5.50% initial sales charge as listed under the heading "Initial Sales Charges" in the "Shareholder Information--Choosing a Share Class" section of this prospectus. Purchases of Class B and Class C shares are subject to the contingent deferred sales charges listed in that section.

DIVIDENDS AND DISTRIBUTIONS

The fund expects that its distributions, if any, will consist primarily of capital gains.

DIVIDENDS

The fund generally declares and pays dividends, if any, annually.

CAPITAL GAINS DISTRIBUTIONS

The fund generally distributes long-term and short-term capital gains, if any, annually.

FUND CLOSURE

Due to the sometimes limited size of the market for large-capitalized common stocks available for hedging purposes and that meet the investment criteria for the fund, the fund discontinued public sales of its shares to new investors on September 29, 2000. Existing shareholders of the fund who maintain open accounts will be permitted to continue to make additional investments in the fund.

    During this closed period, the fund may impose different standards for additional investments. Also, during this closed period the fund will continue to pay Rule 12b-1 fees, however, the Rule 12b-1 fees for Class A shares will be reduced from 0.35% to 0.25% of the fund's average daily net assets attributable to Class A shares. The Rule 12b-1 fees for Class B and Class C shares will not be reduced during this closed period.

    The fund may resume sales of shares to new investors at some future date if the Board of Trustees determines that it would be in the best interest of shareholders.

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The financial highlights table is intended to help you understand the fund's financial performance. Certain information reflects financial results for a single fund share.

    The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund (assuming reinvestment of all dividends and distributions).

    The information for the fiscal year 2001 has been audited by Ernst & Young LLP, whose report, along with the fund's financial statements, is included in the fund's annual report, which is available upon request. Information prior to fiscal year 2001 was audited by KPMG LLP.


                                                                                        CLASS A
                                                                -------------------------------------------------------
                                                                                                      DECEMBER 30, 1999
                                                                                   AUGUST 1,          (DATE OPERATIONS
                                                                YEAR ENDED          THROUGH            COMMENDED)
                                                                OCTOBER 31,        OCTOBER 31,        THROUGH JULY 31,
                                                                 2001(a)            2000(a)               2000
                                                                -----------        -----------        -----------------
Net asset value, beginning of period                             $  13.60           $  13.12              $  10.00
-----------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                      (0.03)                --                 (0.01)
-----------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                     (4.37)              0.48                  3.13
=======================================================================================================================
    Total from investment operations                                (4.40)              0.48                  3.12
=======================================================================================================================
Less distributions from net realized gains                          (0.37)                --                    --
=======================================================================================================================
Net asset value, end of period                                   $   8.83           $  13.60              $  13.12
_______________________________________________________________________________________________________________________
=======================================================================================================================
Total return(b)                                                    (33.10)%             3.66%                31.20%
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                         $171,324           $373,614              $138,205
_______________________________________________________________________________________________________________________
=======================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                   2.16%(c)           2.07%(d)              2.41%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.26%(c)           2.10%(d)              2.49%(d)
=======================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                   2.12%(c)           2.03%(d)              2.34%(d)
-----------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                2.22%(c)           2.06%(d)              2.42%(d)
=======================================================================================================================
Ratio of net investment income (loss) to average net assets         (0.30)%(c)          0.04%(d)             (0.20)%(d)
=======================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                      0.04%(c)           0.04%(d)              0.07%(d)
_______________________________________________________________________________________________________________________
=======================================================================================================================
Portfolio turnover rate                                               269%                38%                  125%
_______________________________________________________________________________________________________________________
=======================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $270,027,507.
(d) Annualized.

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                      CLASS B
                                                                ----------------------------------------------------
                                                                                                    MARCH 31, 2000
                                                                                    AUGUST 1,       (DATE SALES
                                                                 YEAR ENDED          THROUGH         COMMENCED)
                                                                OCTOBER 31,         OCTOBER 31,     THROUGH JULY 31,
                                                                  2001(a)            2000(a)            2000
                                                                ----------------    ------------    ----------------
Net asset value, beginning of period                                $  13.55          $  13.10          $  12.81
--------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                         (0.12)            (0.02)            (0.02)
--------------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                        (4.32)             0.47              0.31
====================================================================================================================
    Total from investment operations                                   (4.44)             0.45              0.29
====================================================================================================================
Less distributions from net realized gains                             (0.37)               --                --
====================================================================================================================
Net asset value, end of period                                      $   8.74          $  13.55          $  13.10
____________________________________________________________________________________________________________________
====================================================================================================================
Total return(b)                                                       (33.53)%            3.44%             2.26%
____________________________________________________________________________________________________________________
====================================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                            $143,331          $282,120          $102,795
____________________________________________________________________________________________________________________
====================================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                      2.92%(c)          2.77%(d)          3.10%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                   2.92%(c)          2.77%(d)          3.18%(d)
====================================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                      2.88%(c)          2.73%(d)          3.03%(d)
--------------------------------------------------------------------------------------------------------------------
  Without fee waivers                                                   2.88%(c)          2.73%(d)          3.11%(d)
====================================================================================================================
Ratio of net investment income (loss) to average net assets            (1.06)%(c)        (0.66)%(d)        (0.89)%(d)
====================================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                         0.04%(c)          0.04%(d)          0.07%(d)
____________________________________________________________________________________________________________________
====================================================================================================================
Portfolio turnover rate                                                  269%               38%              125%
____________________________________________________________________________________________________________________
====================================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $214,614,636.
(d) Annualized.

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------



                                                                                 CLASS C
                                                              ----------------------------------------------
                                                                                            MARCH 31, 2000
                                                                             AUGUST 1,      (DATE SALES
                                                              YEAR ENDED      THROUGH       COMMENCED)
                                                              OCTOBER 31,    OCTOBER 31,    THROUGH JULY 31,
                                                               2001(a)        2000(a)          2000
                                                              -----------    -----------    ----------------
Net asset value, beginning of period                            $ 13.55       $  13.09          $ 12.81
------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income (loss)                                    (0.12)         (0.02)           (0.02)
------------------------------------------------------------------------------------------------------------
  Net gains (losses) on securities (both realized and
    unrealized)                                                   (4.33)          0.48             0.30
============================================================================================================
    Total from investment operations                              (4.45)          0.46             0.28
============================================================================================================
Less distributions from net realized gains                        (0.37)            --               --
============================================================================================================
Net asset value, end of period                                  $  8.73       $  13.55          $ 13.09
____________________________________________________________________________________________________________
============================================================================================================
Total return(b)                                                  (33.60)%         3.51%            2.19%
____________________________________________________________________________________________________________
============================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)                        $59,675       $111,084          $34,972
____________________________________________________________________________________________________________
============================================================================================================
Ratio of expenses to average net assets (including interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.92%(c)       2.77%(d)         3.10%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.92%(c)       2.77%(d)         3.18%(d)
============================================================================================================
Ratio of expenses to average net assets (excluding interest
  expense and dividends on short sales expense):
  With fee waivers                                                 2.88%(c)       2.73%(d)         3.03%(d)
------------------------------------------------------------------------------------------------------------
  Without fee waivers                                              2.88%(c)       2.73%(d)         3.11%(d)
============================================================================================================
Ratio of net investment loss to average net assets                (1.06)%(c)     (0.66)%(d)       (0.89)%(d)
============================================================================================================
Ratio of interest expense and dividends on short sales
  expense to average net assets                                    0.04%(c)       0.04%(d)         0.07%(d)
____________________________________________________________________________________________________________
============================================================================================================
Portfolio turnover rate                                             269%            38%             125%
____________________________________________________________________________________________________________
============================================================================================================

(a) Calculated using average shares outstanding.
(b) Does not include contingent deferred sales charges and is not annualized for periods less than one year.
(c) Ratios are based on average daily net assets of $85,976,988.
(d) Annualized.

                                 -------------
                                 THE AIM FUNDS
                                 -------------

SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------

In addition to the fund, A I M Advisors, Inc. serves as investment advisor to many other mutual funds (the AIM Funds). The following information is about all the AIM Funds.

CHOOSING A SHARE CLASS

Many of the AIM Funds have multiple classes of shares, each class representing an interest in the same portfolio of investments. When choosing a share class, you should consult your financial advisor as to which class is most suitable for you. In addition, you should consider the factors below:

CLASS A                     CLASS B                     CLASS C                     CLASS R
--------------------------------------------------------------------------------------------------------------
- Initial sales charge      - No initial sales charge   - No initial sales charge   - No initial sales charge
- Reduced or waived         - Contingent deferred       - Contingent deferred       - Generally, no contingent
  initial sales charge for    sales charge on             sales charge on             deferred sales charge(1)
  certain purchases(1,2)      redemptions within six      redemptions within one
                              years                       year(2)
- Generally, lower          - 12b-1 fee of 1.00%        - 12b-1 fee of 1.00%        - 12b-1 fee of 0.50%
  distribution and service
  (12b-1) fee than Class
  B, Class C or Class R
  shares (See "Fee Table
  and Expense Example")
                            - Converts to Class A       - Does not convert to       - Does not convert to
                              shares at the end of the    Class A shares              Class A shares
                              month which is eight
                              years after the date on
                              which shares were
                              purchased along with a
                              pro rata portion of its
                              reinvested dividends and
                              distributions(3)
- Generally more            - Purchase orders limited   - Generally more            - Generally, only
  appropriate for             to amounts less than        appropriate for short-      available to section 401
  long-term investors         $250,000                    term investors              and 457 plans, section
                                                                                      403 plans sponsored by a
                                                                                      section 501(c)(3)
                                                                                      organization and IRA
                                                                                      rollovers from such
                                                                                      plans if an AIM Fund was
                                                                                      offered

Certain AIM Funds also offer Institutional Class shares to certain eligible institutional investors; consult the fund's Statement of Additional Information for details.

      (1) A contingent deferred sales charge may apply in some cases.
      (2) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.
      (3) AIM Money Market Fund: Class B shares convert to AIM Cash Reserve Shares.

          AIM Global Trends Fund: If you held Class B shares on May 29, 1998 and continue to hold them, those shares will convert to Class A shares of that fund at the end of the month which is seven years after the date on which shares were purchased. If you exchange those shares for Class B shares of another AIM Fund, the shares into which you exchanged will not convert to Class A shares until the end of the month which is eight years after the date on which you purchased your original shares.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE (12b-1) FEES

Each AIM Fund (except AIM Tax-Free Intermediate Fund) has adopted 12b-1 plans that allow the AIM Fund to pay distribution fees to A I M Distributors, Inc. (the distributor) for the sale and distribution of its shares and fees for services provided to shareholders, all or a substantial portion of which are paid to the dealer of record. Because the AIM Fund pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

SALES CHARGES

Sales charges on the AIM Funds and classes of those Funds are detailed below. As used below, the term "offering price" with respect to all categories of Class A shares includes the initial sales charge.

INITIAL SALES CHARGES

The AIM Funds are grouped into three categories with respect to initial sales charges. The "Other Information" section of your prospectus will tell you in what category your particular AIM Fund is classified.

                                       A-1                             MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

CATEGORY I INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION(1)         OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  25,000      5.50%          5.82%
$ 25,000 but less than $  50,000      5.25           5.54
$ 50,000 but less than $ 100,000      4.75           4.99
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      3.00           3.09
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

(1) AIM Opportunities I Fund will not accept any single purchase order in excess of $250,000.

            CATEGORY II INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $  50,000      4.75%          4.99%
$ 50,000 but less than $ 100,000      4.00           4.17
$100,000 but less than $ 250,000      3.75           3.90
$250,000 but less than $ 500,000      2.50           2.56
$500,000 but less than $1,000,000     2.00           2.04
-------------------------------------------------------------

            CATEGORY III INITIAL SALES CHARGES
-------------------------------------------------------------
                                                   INVESTOR'S
                                                 SALES CHARGE
                                 ----------------------------
AMOUNT OF INVESTMENT               AS A % OF       AS A % OF
IN SINGLE TRANSACTION            OFFERING PRICE   INVESTMENT
-------------------------------------------------------------
             Less than $ 100,000      1.00%          1.01%
$100,000 but less than $ 250,000      0.75           0.76
$250,000 but less than $1,000,000     0.50           0.50
-------------------------------------------------------------

SHARES SOLD WITHOUT AN INITIAL SALES CHARGE

You will not pay an initial sales charge on purchases of Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS A SHARES AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND

You can purchase $1,000,000 or more (a Large Purchase) of Class A shares of Category I and II Funds at net asset value. However, if you redeem these shares prior to 18 months after the date of purchase, they will be subject to a contingent deferred sales charge (CDSC) of 1%.

  You can also make a Large Purchase of Class A shares of Category III Funds at net asset value. If your purchase occurs on or after November 15, 2001, the shares will be subject to a 0.25% CDSC if you redeem them prior to 12 months after the date of purchase.

  If you currently own Class A shares of a Category I, II or III Fund and make additional purchases at net asset value that result in account balances of $1,000,000 or more, the additional shares purchased will be subject to a CDSC (an 18-month, 1% CDSC for Category I and II Fund shares, and a 12-month, 0.25% CDSC for Category III Fund shares.) The CDSC for Category III Fund shares will not apply to additional purchases made prior to November 15, 2001.

  You may be charged a CDSC when you redeem AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund if you acquired those shares through an exchange, and the shares originally purchased were subject to a CDSC.

  The distributor may pay a dealer concession and/or a service fee for Large Purchases.

CONTINGENT DEFERRED SALES CHARGES FOR CLASS B AND CLASS C SHARES

You can purchase Class B and Class C shares at their net asset value per share. However, when you redeem them, they are subject to a CDSC in the following percentages:

     YEAR SINCE
    PURCHASE MADE          CLASS B            CLASS C
----------------------------------------------------------
First                         5%                  1%
Second                        4                None
Third                         3                None
Fourth                        3                None
Fifth                         2                None
Sixth                         1                None
Seventh and following       None               None
----------------------------------------------------------

CONTINGENT DEFERRED SALES CHARGES FOR CLASS R SHARES

You can purchase Class R shares at their net asset value per share. If the distributor pays a concession to the dealer of record, however, the Class R shares are subject to a 0.75% CDSC at the time of redemption if all retirement plan assets are redeemed within one year from the date of the retirement plan's initial purchase.

COMPUTING A CDSC

The CDSC on redemptions of shares is computed based on the lower of their original purchase price or current market value, net of reinvested dividends and capital gains distributions. In determining whether to charge a CDSC, we will assume that you have redeemed shares on which there is no CDSC first and, then, shares in the order of purchase.

REDUCED SALES CHARGES AND SALES CHARGE EXCEPTIONS

You may qualify for reduced sales charges or sales charge exceptions. To qualify for these reductions or exceptions, you or your financial consultant must provide sufficient information at the time of purchase to verify that your purchase qualifies for such treatment.

MCF--7/02                             A-2

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDUCED SALES CHARGES

You may be eligible to buy Class A shares at reduced initial sales charge rates under Rights of Accumulation or Letters of Intent under certain circumstances.

Rights of Accumulation

You may combine your new purchases of Class A shares with shares currently owned (Class A, B or C) for the purpose of qualifying for the lower initial sales charge rates that apply to larger purchases. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other shares you own.

Letters of Intent

Under a Letter of Intent (LOI), you commit to purchase a specified dollar amount of Class A shares of AIM Funds during a 13-month period. The amount you agree to purchase determines the initial sales charge you pay. If the full face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.

  Purchases of Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class B and Class C shares of AIM Floating Rate Fund will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.

INITIAL SALES CHARGE EXCEPTIONS

You will not pay initial sales charges

- on shares purchased by reinvesting dividends and distributions;

- when exchanging shares among certain AIM Funds;

- when using the reinstatement privileges; and

- when a merger, consolidation, or acquisition of assets of an AIM Fund occurs.

CONTINGENT DEFERRED SALES CHARGE (CDSC) EXCEPTIONS

You will not pay a CDSC

- if you redeem Class B shares you held for more than six years;

- if you redeem Class C shares you held for more than one year;

- if you are a participant in a retirement plan and your plan redeems, at any time, less than all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you are a participant in a retirement plan and your plan redeems, after having held them for more than one year from the date of the plan's initial purchase, all of the Class R shares held through such plan that would otherwise be subject to a CDSC;

- if you redeem shares acquired through reinvestment of dividends and distributions; and

- on increases in the net asset value of your shares.

There may be other situations when you may be able to purchase or redeem shares at reduced or without sales charges. Consult the fund's Statement of Additional Information for details.

PURCHASING SHARES

MINIMUM INVESTMENTS PER AIM FUND ACCOUNT

There are no minimum investments with respect to Class R shares for AIM Fund accounts. The minimum investments with respect to Class A, B and C shares for AIM Fund accounts (except for investments in AIM Opportunities III Fund, AIM Opportunities II Fund and AIM Opportunities I Fund) are as follows:

                                                                  INITIAL                        ADDITIONAL
TYPE OF ACCOUNT                                                 INVESTMENTS                      INVESTMENTS
----------------------------------------------------------------------------------------------------------------
Savings Plans (money-purchase/profit sharing       $  0 ($25 per AIM Fund investment for             $25
plans, 401(k) plans, Simplified Employee Pension salary deferrals from Savings Plans)
(SEP) accounts, Salary Reduction (SARSEP)
accounts, Savings Incentive Match Plans for
Employee IRA (Simple IRA) accounts, 403(b) or
457 plans)
Automatic Investment Plans                          50                                                25
IRA, Education IRA or Roth IRA                     250                                                50
All other accounts                                 500                                                50
----------------------------------------------------------------------------------------------------------------

The minimum initial investment for AIM Opportunities III Fund, AIM Opportunities II Fund and AIM Opportunities I Fund (the Special Opportunities Funds) accounts is $10,000. The minimum subsequent investment is $1,000. The maximum amount for a single purchase order of AIM Opportunities I Fund is $250,000.

                                      A-3                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

HOW TO PURCHASE SHARES

You may purchase shares using one of the options below. Purchase orders will not be processed unless the account application and purchase payment are received in good order.
PURCHASE OPTIONS
-

                                OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
----------------------------------------------------------------------------------------------------------
Through a Financial Consultant  Contact your financial consultant.     Same
By Mail                         Mail completed account application     Mail your check and the remittance
                                and check to the transfer agent,       slip from your confirmation
                                A I M Fund Services, Inc.,             statement to the transfer agent.
                                P.O. Box 4739,
                                Houston, TX 77210-4739.
By Wire                         Mail completed account application     Call the transfer agent to receive
                                to the transfer agent. Call the        a reference number. Then, use the
                                transfer agent at (800) 959-4246 to    wire instructions at left.
                                receive a reference number. Then,
                                use the following wire
                                instructions:
                                Beneficiary Bank ABA/Routing #:
                                113000609
                                Beneficiary Account Number:
                                00100366807
                                Beneficiary Account Name: A I M
                                Fund Services, Inc.
                                RFB: Fund Name, Reference #
                                OBI: Your Name, Account #
By AIM Bank Connection(SM)      Open your account using one of the     Select the AIM Bank Connection
                                methods described above.               option on your completed account
                                                                       application or complete an AIM Bank
                                                                       Connection form. Mail the
                                                                       application or form to the transfer
                                                                       agent. Once the transfer agent has
                                                                       received the form, call the
                                                                       transfer agent to place your
                                                                       purchase order.
By AIM Internet Connect(SM)     Open your account using one of the     Select the AIM Internet Connect
                                methods described above.               option on your completed account
                                                                       application or complete an AIM
                                                                       Internet Connect Authorization
                                                                       Form. Mail the application or form
                                                                       to the transfer agent. Once your
                                                                       request for this option has been
                                                                       processed (which may take up to 10
                                                                       days), you may place your purchase
                                                                       order at www.aimfunds.com. You may
                                                                       not purchase shares in AIM
                                                                       prototype retirement accounts on
                                                                       the internet.
----------------------------------------------------------------------------------------------------------

SPECIAL PLANS

AUTOMATIC INVESTMENT PLAN

You can arrange for periodic investments in any of the AIM Funds by authorizing the AIM Fund to withdraw the amount of your investment from your bank account on a day or dates you specify and in an amount of at least $25 ($1,000 for any of the Special Opportunities Funds). You may stop the Automatic Investment Plan at any time by giving the transfer agent notice ten days prior to your next scheduled withdrawal.

DOLLAR COST AVERAGING

Dollar Cost Averaging allows you to make automatic monthly or quarterly exchanges, if permitted, from one AIM Fund account to one or more other AIM Fund accounts with the identical registration. The account from which exchanges are to be made must have a minimum balance of $5,000 before you can use this option. Exchanges will occur on (or about) the 10th or 25th day of the month, whichever you specify, in the amount you specify. The minimum amount you can exchange to a Special Opportunities Fund is $1,000. The minimum amount you can exchange to another AIM Fund is $25.

AUTOMATIC DIVIDEND INVESTMENT

All of your dividends and distributions may be paid in cash or invested in any AIM Fund at net asset value. Unless you specify otherwise, your dividends and distributions will automatically be reinvested in the same AIM Fund. You may invest your dividends and distributions (1) into another AIM Fund in the same class of shares; or (2) from Class A shares into AIM Cash Reserve Shares of AIM Money Market Fund, or vice versa.

  You must comply with the following requirements to be eligible to invest your dividends and distributions in shares of another AIM Fund:

MCF--7/02                             A-4

                                 -------------
                                 THE AIM FUNDS
                                 -------------

(1) Your account balance (a) in the AIM Fund paying the dividend must be at least $5,000; or (b) in the AIM Fund receiving the dividend must be at least $500;

(2) Both accounts must have identical registration information; and

(3) You must have completed an authorization form to reinvest dividends into another AIM Fund.

PORTFOLIO REBALANCING PROGRAM

If you have at least $5,000 in your account, you may participate in the Portfolio Rebalancing Program. Under this Program, you can designate how the total value of your AIM Fund holdings should be rebalanced, on a percentage basis, between two and ten of your AIM Funds on a quarterly, semiannual or annual basis. Your portfolio will be rebalanced through the exchange of shares in one or more of your AIM Funds for shares of the same class of one or more other AIM Funds in your portfolio. If you wish to participate in the Program, make changes or cancel the Program, the transfer agent must receive your request to participate, changes, or cancellation in good order at least five business days prior to the next rebalancing date, which is normally the 28th day of the last month of the period you choose. You may realize taxable gains from these exchanges. We may modify, suspend or terminate the Program at any time on 60 days' prior written notice.

RETIREMENT PLANS

Shares of most of the AIM Funds can be purchased through tax-sheltered retirement plans made available to corporations, individuals and employees of non-profit organizations and public schools. A plan document must be adopted to establish a retirement plan. You may use AIM sponsored retirement plans, which include IRAs, Education IRAs, Roth IRAs, 403(b) plans, 401(k) plans, SIMPLE IRA plans, SEP/SARSEP plans and Money Purchase/Profit Sharing plans, or another sponsor's retirement plan. The plan custodian of the AIM sponsored retirement plan assesses an annual maintenance fee of $10. Contact your financial consultant for details.

REDEEMING SHARES

REDEMPTION FEES

Generally, we will not charge you any fees to redeem your shares. Your broker or financial consultant may charge service fees for handling redemption transactions. Your shares also may be subject to a contingent deferred sales charge (CDSC).

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE PRIOR TO NOVEMBER 15,
2001.

If you purchased $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund at net asset value prior to November 15, 2001, or entered into a Letter of Intent prior to November 15, 2001 to purchase $1,000,000 or more of Class A shares of a Category I, II or III Fund at net asset value, your shares may be subject to a contingent deferred sales charge (CDSC) upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - No CDSC
  shares of     Category III Fund
  Category    - Class A shares of
  III Fund      AIM Tax-Exempt Cash
                Fund
              - AIM Cash Reserve
                Shares of AIM Money
                Market Fund

REDEMPTION OF CLASS A SHARES AND AIM CASH

RESERVE SHARES ACQUIRED BY EXCHANGE FOR PURCHASES MADE ON AND AFTER NOVEMBER 15, 2001

If you purchase $1,000,000 or more of Class A shares of any AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund on and after November 15, 2001, or if you make additional purchases of Class A shares or AIM Cash Reserve Shares on and after November 15, 2001 at net asset value, your shares may be subject to a CDSC upon redemption, as described below.

   SHARES
 INITIALLY    SHARES HELD AFTER AN    CDSC APPLICABLE UPON
 PURCHASED          EXCHANGE          REDEMPTION OF SHARES
------------  ---------------------   ---------------------
- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category I    Fund                    months of initial
  or II Fund  - Class A shares of       purchase of
                Category III Fund       Category I or II
              - AIM Cash Reserve        Fund shares
                Shares of AIM Money
                Market Fund

- Class A     - Class A shares of     - 1% if shares are
  shares of     Category I or II        redeemed within 18
  Category      Fund                    months of initial
  III Fund                              purchase of
                                        Category III Fund
                                        shares

- Class A     - Class A shares of     - 0.25% if shares are
  shares of     Category III Fund       redeemed within 12
  Category    - Class A shares of       months of initial
  III Fund      AIM Tax-Exempt Cash     purchase of
                Fund                    Category III Fund
              - AIM Cash Reserve        shares
                Shares of AIM Money
                Market Fund

                                      A-5                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

REDEMPTION OF CLASS B SHARES ACQUIRED BY

EXCHANGE FROM AIM FLOATING RATE FUND

If you redeem Class B shares you acquired by exchange via a tender offer by AIM Floating Rate Fund, the early withdrawal charge applicable to shares of AIM Floating Rate Fund will be applied instead of the CDSC normally applicable to Class B shares.

HOW TO REDEEM SHARES
--------------------------------------------------------------------------------

Through a Financial           Contact your financial consultant.
  Consultant

By Mail                       Send a written request to the transfer agent. Requests must include (1) original signatures of all registered owners;
                              (2) the name of the AIM Fund and your account number; (3) if the transfer agent does not hold your shares, endorsed share certificates or share certificates accompanied by an
                              executed stock power; and (4) signature guarantees, if
                              necessary (see below). The transfer agent may require that you provide additional information, such as corporate
                              resolutions or powers of attorney, if applicable. If you are redeeming from an IRA account, you must include a statement of whether or not you are at least 59 1/2 years old and
                              whether you wish to have federal income tax withheld from
                              your proceeds. The transfer agent may require certain other information before you can redeem from an employer-sponsored retirement plan. Contact your employer for details.

By Telephone                  Call the transfer agent. You will be allowed to redeem by
                              telephone if (1) the proceeds are to be mailed to the
                              address on record (if there has been no change communicated to us within the last 30 days) or transferred electronically to a pre-authorized checking account; (2) you do not hold
                              physical share certificates; (3) you can provide proper
                              identification information; (4) the proceeds of the
                              redemption do not exceed $250,000; and (5) you have not
                              previously declined the telephone redemption privilege.
                              Certain accounts, including retirement accounts and 403(b)
                              plans, may not be redeemed by telephone. The transfer agent must receive your call during the hours of the customary
                              trading session of the New York Stock Exchange (NYSE) in
                              order to effect the redemption at that day's closing price.
                              You may, with limited exceptions, redeem from an IRA account by telephone. Redemptions from other types of retirement
                              accounts must be requested in writing.

By AIM Internet Connect       Place your redemption request at www.aimfunds.com. You will be allowed to redeem by internet if (1) you do not hold
                              physical share certificates; (2) you can provide proper
                              identification information; (3) the proceeds of the
                              redemption do not exceed $250,000; and (4) you have
                              established the internet trading option. AIM prototype
                              retirement accounts may not be redeemed on the internet. The transfer agent must confirm your transaction during the
                              hours of the customary trading session of the NYSE in order to effect the redemption at that day's closing price.
------------------------------------------------------------------------------------------

TIMING AND METHOD OF PAYMENT

We normally will send out checks within one business day, and in any event no more than seven days, after we accept your request to redeem. If you redeem shares recently purchased by check, you will be required to wait up to ten business days before we will send your redemption proceeds. This delay is necessary to ensure that the purchase check has cleared.

REDEMPTION BY MAIL

If you mail us a request in good order to redeem your shares, we will mail you a check in the amount of the redemption proceeds to the address on record with us. If your request is not in good order, you may have to provide us with additional documentation in order to redeem your shares.

REDEMPTION BY TELEPHONE

If you redeem by telephone, we will mail you a check in the amount of the redemption proceeds to your address of record (if there has been no change communicated to the transfer agent within the previous 30 days) or transmit them electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by telephone are genuine and are not liable for telephone instructions that are reasonably believed to be genuine.

REDEMPTION BY INTERNET

If you redeem by internet, we will transmit your redemption proceeds electronically to your pre-authorized bank account. We use reasonable procedures to confirm that instructions communicated by internet are genuine and are not liable for internet instructions that are reasonably believed to be genuine.

PAYMENT FOR SYSTEMATIC WITHDRAWALS

You may arrange for regular monthly or quarterly withdrawals from your account of at least $50. You also may make annual withdrawals if you own Class A shares. We will redeem enough shares from your account to cover the amount withdrawn. You must have an account balance of at least $5,000 to establish a

MCF--7/02                             A-6

                                 -------------
                                 THE AIM FUNDS
                                 -------------

Systematic Withdrawal Plan. You can stop this plan at any time by giving ten days prior notice to the transfer agent.

EXPEDITED REDEMPTIONS

(AIM Cash Reserve Shares of AIM Money Market Fund only)

If we receive your redemption order before 11:30 a.m. Eastern Time, we will try to transmit payment of redemption proceeds on that same day. If we receive your redemption order after 11:30 a.m. Eastern Time and before the close of the customary trading session of the NYSE, we generally will transmit payment on the next business day.

REDEMPTIONS BY CHECK

(Class A shares of AIM Tax-Exempt Cash Fund and AIM Cash Reserve Shares of AIM Money Market Fund only)

You may redeem shares of these AIM Funds by writing checks in amounts of $250 or more if you have completed an authorization form. Redemption by check is not available for retirement accounts.

SIGNATURE GUARANTEES

We require a signature guarantee when you redeem by mail and

(1) the amount is greater than $250,000;

(2) you request that payment be made to someone other than the name registered on the account;

(3) you request that payment be sent somewhere other than the bank of record on the account; or

(4) you request that payment be sent to a new address or an address that changed in the last 30 days.

The transfer agent will accept a guarantee of your signature by a number of financial institutions. Call the transfer agent for additional information. Some institutions have transaction amount maximums for these guarantees. Please check with the guarantor institution.

REINSTATEMENT PRIVILEGES

You may, within 120 days after you sell shares (except Class R shares, Class A shares of AIM Tax-Exempt Cash Fund, AIM Cash Reserve Shares of AIM Money Market Fund and Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), reinvest all or part of your redemption proceeds in Class A shares of any AIM Fund at net asset value in an identically registered account.
  You may, within 120 days after you sell Class A shares of a Category III Fund, reinvest all or part of your redemption proceeds in Class A shares of that same Category III Fund at net asset value in an identically registered account.
  The reinvestment amount must meet the subsequent investment minimum as indicated in the section "Purchasing Shares".
  If you paid a contingent deferred sales charge (CDSC) on any reinstated amount, you will not be subject to a CDSC if you later redeem that amount.

  You must notify the transfer agent in writing at the time you reinstate that you are exercising your reinstatement privilege.

REDEMPTIONS BY THE AIM FUNDS

If your account (Class A, Class B and Class C shares only) has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below $500 for three consecutive months due to redemptions or exchanges (excluding retirement accounts), the AIM Funds have the right to redeem the account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to $500 or by utilizing the Automatic Investment Plan.
  If an AIM Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, the AIM Fund may, at its discretion, redeem the account and distribute the proceeds to you.

EXCHANGING SHARES

You may, under certain circumstances, exchange shares in one AIM Fund for those of another AIM Fund. Before requesting an exchange, review the prospectus of the AIM Fund you wish to acquire. Exchange privileges also apply to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992.

PERMITTED EXCHANGES

Except as otherwise stated below, you may exchange your shares for shares of the same class of another AIM Fund. You may also exchange Class A shares of an AIM Fund for AIM Cash Reserve Shares of AIM Money Market Fund. You may be required to pay an initial sales charge when exchanging from a Fund with a lower initial sales charge than the one into which you are exchanging. If you exchange into shares that are subject to a CDSC, we will begin the holding period for purposes of calculating the CDSC on the date you made your initial purchase.

                                      A-7                              MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

EXCHANGES NOT SUBJECT TO A SALES CHARGE

You will not pay an initial sales charge when exchanging:

(1) Class A shares with an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund) for Class A shares of another AIM Fund or AIM Cash Reserve Shares of AIM Money Market Fund;

(2) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund with an initial sales charge for

    (a) one another;

    (b) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund; or

    (c) Class A shares of another AIM Fund, but only if

       (i)  you acquired the original shares before May 1, 1994; or

       (ii) you acquired the original shares on or after May 1, 1994 by way of an exchange from shares with higher initial sales charges; or

(3) AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for

    (a) one another;

    (b) Class A shares of an AIM Fund subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund), but only if you acquired the original shares

       (i) prior to May 1, 1994 by exchange from Class A shares subject to an initial sales charge;

       (ii) on or after May 1, 1994 by exchange from Class A shares subject to an initial sales charge (except for Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund); or

    (c) Class A shares of AIM Limited Maturity Treasury Fund and AIM Tax-Free Intermediate Fund, but only if you acquired the original shares by exchange from Class A shares subject to an initial sales charge.

You will not pay a CDSC or other sales charge when exchanging:

(1) Class A shares for other Class A shares;

(2) Class B shares for other Class B shares, and Class C shares for other Class C shares;

(3) Class R shares for other Class R shares; or

(4) AIM Cash Reserve Shares of AIM Money Market Fund for Class C shares.

EXCHANGES NOT PERMITTED

Certain classes of shares are not covered by the exchange privilege.

For shares purchased prior to November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a contingent deferred sales charge (CDSC) for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of Category III Funds purchased at net asset value for Class A shares of a Category I or II Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund;

- AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category I or II Funds that are subject to a CDSC; or

- on or after January 15, 2002, AIM Cash Reserve Shares of AIM Money Market Fund or Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of Category III Funds that are subject to a CDSC.

For shares purchased on or after November 15, 2001, you may not exchange:

- Class A shares of Category I or II Funds purchased at net asset value and subject to a CDSC for Class A shares of AIM Tax-Exempt Cash Fund;

- Class A shares of AIM Tax-Exempt Cash Fund for Class A shares of any other AIM Fund that are subject to a CDSC or for AIM Cash Reserve Shares of AIM Money Market Fund; or

- AIM Cash Reserve Shares of AIM Money Market Fund for Class B or Class C shares of any AIM Fund or for Class A shares of any AIM Fund that are subject to a CDSC, however, if you originally purchased Class A shares of a Category I or II Fund, and exchanged those shares for AIM Cash Reserve Shares of AIM Money Market Fund, you may further exchange the AIM Cash Reserve Shares for Class A shares of a Category I or II Fund.

EXCHANGE CONDITIONS

The following conditions apply to all exchanges:

- You must meet the minimum purchase requirements for the AIM Fund into which you are exchanging;

- Shares of the AIM Fund you wish to acquire must be available for sale in your state of residence;

- Exchanges must be made between accounts with identical registration information;

- The account you wish to exchange from must have a certified tax identification number (or the Fund has received an appropriate Form W-8 or W-9);

- Shares must have been held for at least one day prior to the exchange;

- If you have physical share certificates, you must return them to the transfer agent prior to the exchange; and

MCF--7/02                             A-8

                                 -------------
                                 THE AIM FUNDS
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- You are limited to a maximum of 10 exchanges per calendar year, because excessive short-term trading or market-timing activity can hurt fund performance. If you exceed that limit, or if an AIM Fund or the distributor determines, in its sole discretion, that your short-term trading is excessive or that you are engaging in market-timing activity, it may reject any additional exchange orders. An exchange is the movement out of (redemption) one AIM Fund and into (purchase) another AIM Fund.


TERMS OF EXCHANGE

Under unusual market conditions, an AIM Fund may delay the purchase of shares being acquired in an exchange for up to five business days if it determines that it would be materially disadvantaged by the immediate transfer of exchange proceeds. There is no fee for exchanges. The exchange privilege is not an option or right to purchase shares. Any of the participating AIM Funds or the distributor may modify or discontinue this privilege at any time.

BY MAIL

If you wish to make an exchange by mail, you must include original signatures of each registered owner exactly as the shares are registered, the account registration and account number, the dollar amount or number of shares to be exchanged and the names of the AIM Funds from which and into which the exchange is to be made.

BY TELEPHONE

Conditions that apply to exchanges by telephone are the same as redemptions by telephone, including that the transfer agent must receive exchange requests during the hours of the customary trading session of the NYSE; however, you still will be allowed to exchange by telephone even if you have changed your address of record within the preceding 30 days.

BY INTERNET

You will be allowed to exchange by internet if (1) you do not hold physical share certificates; (2) you can provide proper identification information; and
(3) you have established the internet trading option.

EXCHANGING CLASS B, CLASS C AND CLASS R SHARES

If you make an exchange involving Class B or Class C shares or Class R shares subject to a CDSC, the amount of time you held the original shares will be added to the holding period of the Class B, Class C or Class R shares, respectively, into which you exchanged for the purpose of calculating contingent deferred sales charges (CDSC) if you later redeem the exchanged shares. If you redeem Class B shares acquired by exchange via a tender offer by AIM Floating Rate Fund, you will be credited with the time period you held the shares of AIM Floating Rate Fund for the purpose of computing the early withdrawal charge applicable to those shares.

 EACH AIM FUND AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME TO:

 - REJECT OR CANCEL ALL OR ANY PART OF ANY PURCHASE OR EXCHANGE ORDER;

 - MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF ANY AIM FUND;

 - REJECT OR CANCEL ANY REQUEST TO ESTABLISH THE AUTOMATIC INVESTMENT PLAN AND SYSTEMATIC WITHDRAWAL PLAN OPTIONS ON THE SAME ACCOUNT; OR

 - WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS.

PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

The price of each AIM Fund's shares is the fund's net asset value per share. The AIM Funds value portfolio securities for which market quotations are readily available at market value. The AIM Funds' short-term investments are valued at amortized cost when the security has 60 days or less to maturity. AIM Money Market Fund and AIM Tax-Exempt Cash Fund value all of their securities at amortized cost. AIM High Income Municipal Fund, AIM Municipal Bond Fund and AIM Tax-Free Intermediate Fund value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.
  The AIM Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the customary trading session of the NYSE, events occur that materially affect the value of the security, the AIM Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the AIM Fund. The effect of using fair value pricing is that an AIM Fund's net asset value will be subject to the judgment of the Board of Directors or Trustees or its designee instead of being determined by the market. Because some of the AIM Funds may invest in securities that are primarily listed on foreign exchanges that trade on days when the AIM Funds do not price their shares, the value of those funds' assets may change on days when you will not be able to purchase or redeem fund shares.

  Each AIM Fund determines the net asset value of its shares on each day the NYSE is open for business, as of the close of the customary trading session, or any earlier NYSE closing time that day. AIM Money Market Fund also determines its net asset value as of 12:00 noon Eastern Time on each day the NYSE is open for business.

TIMING OF ORDERS

You can purchase, exchange or redeem shares during the hours of the customary trading session of the NYSE. The AIM Funds price purchase, exchange and redemption orders at the net asset value calculated after the transfer agent receives an order in good order. An AIM Fund may postpone the right of redemption only under

                                      A-9                             MCF--7/02

                                 -------------
                                 THE AIM FUNDS
                                 -------------

unusual circumstances, as allowed by the Securities and Exchange Commission, such as when the NYSE restricts or suspends trading.

TAXES

In general, dividends and distributions you receive are taxable as ordinary income or long-term capital gains for federal income tax purposes, whether you reinvest them in additional shares or take them in cash. Distributions are generally taxable to you at different rates depending on the length of time the fund holds its assets. Different tax rates may apply to ordinary income and long-term capital gain distributions, regardless of how long you have held your shares. Every year, you will be sent information showing the amount of dividends and distributions you received from each AIM Fund during the prior year.

  Any long-term or short-term capital gains realized from redemptions of AIM Fund shares will be subject to federal income tax. Exchanges of shares for shares of another AIM Fund are treated as a sale, and any gain realized on the transaction will generally be subject to federal income tax.

  INVESTORS IN TAX-EXEMPT FUNDS SHOULD READ THE INFORMATION UNDER THE HEADING "OTHER INFORMATION -- SPECIAL TAX INFORMATION REGARDING THE FUND" IN THEIR PROSPECTUS.

  The foreign, state and local tax consequences of investing in AIM Fund shares may differ materially from the federal income tax consequences described above. In addition, the preceding discussion concerning the taxability of fund dividends and distributions and of redemptions and exchanges of AIM Fund shares is inapplicable to investors that are generally exempt from federal income tax, such as retirement plans that are qualified under Section 401 of the Internal Revenue Code, individual retirement accounts (IRAs) and Roth IRAs. You should consult your tax advisor before investing.

MCF--7/02                             A-10

                           --------------------------
                           AIM OPPORTUNITIES III FUND
                           --------------------------

OBTAINING ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

More information may be obtained free of charge upon request. The Statement of Additional Information (SAI), a current version of which is on file with the Securities and Exchange Commission (SEC), contains more details about the fund and is incorporated by reference into the prospectus (is legally a part of this prospectus). Annual and semiannual reports to shareholders contain additional information about the fund's investments. The fund's annual report also discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year.

    If you have questions about this fund, another fund in The AIM Family of Funds--Registered Trademark-- or your account, or wish to obtain free copies of the fund's current SAI or annual or semiannual reports, please contact us


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BY MAIL:                  A I M Fund Services, Inc.
                          P.O. Box 4739
                          Houston, TX 77210-4739

BY TELEPHONE:             (800) 347-4246

ON THE INTERNET:          You can send us a request
                          by e-mail or download
                          prospectuses, annual or
                          semiannual reports via
                          our website:
                          http://www.aimfunds.com

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You also can review and obtain copies of the fund's SAI, reports and other information at the SEC's Public Reference Room in Washington, DC; on the EDGAR database on the SEC's Internet website (http://www.sec.gov); or, after paying a duplication fee, by sending a letter, to the SEC's Public Reference Section, Washington, DC 20549-0102 or by sending an electronic mail request to publicinfo@sec.gov. Please call the SEC at 1-202-942-8090 for information about the Public Reference Room.

-------------------------------------
 AIM Opportunities III Fund
 SEC 1940 Act file number: 811-08697
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[AIM LOGO APPEARS HERE]   www.aimfunds.com   OPP3-PRO-1   INVEST WITH DISCIPLINE
--Registered Trademark--                                --Registered Trademark--